Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 5,961,621	$ 858,652	¥ 3,463,975	¥ 2,132,949
Cost of revenues	(2,393,165)	(344,687)	(669,121)	(381,498)
Gross profit	3,568,456	513,965	2,794,854	1,751,451
Operating expenses:
Sales and marketing expenses	(1,536,939)	(221,365)	(1,127,484)	(559,070)
General and administrative expenses	(306,794)	(44,188)	(193,655)	(129,751)
Product development expenses	(571,354)	(82,292)	(273,908)	(158,395)
Operating profit	1,153,369	166,120	1,199,807	904,235
Interest income	88,168	12,699	63,218	34,682
Earnings/(loss) from equity method investments	(6,638)	(956)	102	0
Other income, net	13,953	2,010	13,064	2,544
Income before income taxes	1,248,852	179,873	1,276,191	941,461
Income tax expense	(32,629)	(4,700)	(285,542)	(192,781)
Net income	1,216,223	175,173	990,649	748,680
Net loss attributable to noncontrolling interests	11,691	1,684	0	0
Net income attributable to Autohome Inc.	¥ 1,227,914	$ 176,857	¥ 990,649	¥ 748,680
Earnings per share for ordinary shares:
Basic | (per share)	¥ 10.75	$ 1.55	¥ 8.83	¥ 7.01
Diluted | (per share)	¥ 10.58	$ 1.52	¥ 8.57	¥ 6.64
Weighted average number of shares used to compute earnings per share attributable to Class A and Class B common stockholders:
Basic	114,237,600	114,237,600
Diluted	116,036,327	116,036,327
Net income	¥ 1,216,223	$ 175,173	¥ 990,649	¥ 748,680
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	62,256	8,967	56,821	3,946
Comprehensive income	1,278,479	184,140	1,047,470	752,626
Comprehensive loss attributable to noncontrolling interests	11,691	1,684	0	0
Comprehensive income attributable to Autohome Inc.	¥ 1,290,170	$ 185,824	¥ 1,047,470	¥ 752,626
Common Class A And B [Member]
Weighted average number of shares used to compute earnings per share attributable to Class A and Class B common stockholders:
Basic	114,237,600	114,237,600	112,227,405	106,735,303
Diluted	116,036,327	116,036,327	115,646,826	112,831,585
Media Services [Member]
Net revenues:
Total net revenues	¥ 2,347,626	$ 338,128	¥ 1,878,397	¥ 1,287,437
Leads Generation Services [Member]
Net revenues:
Total net revenues	1,916,445	276,026	1,403,892	839,778
Online Marketplace [Member]
Net revenues:
Total net revenues	¥ 1,697,550	$ 244,498	¥ 181,686	¥ 5,734